U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

April 3, 2008

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Fairholme Funds, Inc.
File Nos.  333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Fairholme Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 31, 2008, and filed electronically as Post-Effective Amendment No. 12 to the Company’s Registration Statement on Form N-1A on March 26, 2008.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC